PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Disclosure of Total Stock Options (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares	Dec. 31, 2016 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share) | $	$ 91.98
Number of options (in shares)	904,390	1,989,375	3,284,875	4,682,534
Options exercisable (number of options)	904,390	1,989,375	3,284,875
Maturing August 3, 2020
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share) | $	$ 91.98
Number of options (in shares)	904,390
Remaining contractual life (in years)	7 months 2 days
Options exercisable (number of options)	904,390